Contingent liabilities and legal proceedings - Indian tax cases, Indian regulatory cases and other cases (Details) ₨ in Billions	Sep. 30, 2021 EUR (€)	Sep. 29, 2017 INR (₨)	Feb. 12, 2016 INR (₨)	Jan. 03, 2013 INR (₨)
Vodafone International Holdings BV withholding tax case [Member]
Contingent liabilities and legal proceedings - Conti
Total tax payment demanded | ₨		₨ 190.7	₨ 221.0	₨ 142.0
IPCom v Vodafone Group Plc and Vodafone UK case
Contingent liabilities and legal proceedings - Conti
Liability for patent infringement | €	€ 0